Label	Element	Value
Class of Warrant or Right, Exercise Price of Warrants or Rights	us-gaap_ClassOfWarrantOrRightExercisePriceOfWarrantsOrRights1	$ 0.062
Exercis Price 0.39 to 0.58
Outstanding options	us-gaap_ShareBasedCompensationArrangementByShareBasedPaymentAwardOptionsOutstandingNumber	200,000
Share-based Compensation Arrangement by Share-based Payment Award, Options, Outstanding, Weighted Average Exercise Price	us-gaap_ShareBasedCompensationArrangementByShareBasedPaymentAwardOptionsOutstandingWeightedAverageExercisePrice	$ 0.56
Exercise Price 0.001
Outstanding options	us-gaap_ShareBasedCompensationArrangementByShareBasedPaymentAwardOptionsOutstandingNumber	32,799,390
Share-based Compensation Arrangement by Share-based Payment Award, Options, Outstanding, Weighted Average Exercise Price	us-gaap_ShareBasedCompensationArrangementByShareBasedPaymentAwardOptionsOutstandingWeightedAverageExercisePrice	$ .001
Exercise Price 0.19 to 0.38
Outstanding options	us-gaap_ShareBasedCompensationArrangementByShareBasedPaymentAwardOptionsOutstandingNumber	3,100,000
Share-based Compensation Arrangement by Share-based Payment Award, Options, Outstanding, Weighted Average Exercise Price	us-gaap_ShareBasedCompensationArrangementByShareBasedPaymentAwardOptionsOutstandingWeightedAverageExercisePrice	$ 0.285
Exercise Price 0.59 to 0.77
Outstanding options	us-gaap_ShareBasedCompensationArrangementByShareBasedPaymentAwardOptionsOutstandingNumber	1,470,000
Share-based Compensation Arrangement by Share-based Payment Award, Options, Outstanding, Weighted Average Exercise Price	us-gaap_ShareBasedCompensationArrangementByShareBasedPaymentAwardOptionsOutstandingWeightedAverageExercisePrice	$ .633
Exercise Price 0.78 to 0.96
Outstanding options	us-gaap_ShareBasedCompensationArrangementByShareBasedPaymentAwardOptionsOutstandingNumber	395,000
Share-based Compensation Arrangement by Share-based Payment Award, Options, Outstanding, Weighted Average Exercise Price	us-gaap_ShareBasedCompensationArrangementByShareBasedPaymentAwardOptionsOutstandingWeightedAverageExercisePrice	$ .94
Options Held [Member]
Outstanding options	us-gaap_ShareBasedCompensationArrangementByShareBasedPaymentAwardOptionsOutstandingNumber	30,333,074
Outstanding options	us-gaap_ShareBasedCompensationArrangementByShareBasedPaymentAwardOptionsOutstandingNumber	37,964,390
Aggregate Intrinsic Vaalue
Outstanding options	us-gaap_ShareBasedCompensationArrangementByShareBasedPaymentAwardOptionsOutstandingNumber	567,236
Weighted Average Exercise Price per Share
Share-based Compensation Arrangement by Share-based Payment Award, Options, Outstanding, Weighted Average Exercise Price	us-gaap_ShareBasedCompensationArrangementByShareBasedPaymentAwardOptionsOutstandingWeightedAverageExercisePrice	$ 0.048
Share-based Compensation Arrangement by Share-based Payment Award, Options, Outstanding, Weighted Average Exercise Price	us-gaap_ShareBasedCompensationArrangementByShareBasedPaymentAwardOptionsOutstandingWeightedAverageExercisePrice	0.061
Warrants Outstanding, Exercise price $0.84
Class of Warrant or Right, Exercise Price of Warrants or Rights	us-gaap_ClassOfWarrantOrRightExercisePriceOfWarrantsOrRights1	0.84
Warrants Outstanding, Exercise Price $0.03
Class of Warrant or Right, Exercise Price of Warrants or Rights	us-gaap_ClassOfWarrantOrRightExercisePriceOfWarrantsOrRights1	$ 0.03